Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company entered into derivative instrument arrangements to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll payments, to hedge forecasted Euro payments received from construction-type contract net of Euro payments to sub-contractors and to hedge future anticipated payments relating to leasehold improvements. These derivative instruments are designated as cash flow hedges, as defined by ASC 815. The transactions to hedge salary payments and net receivables from construction-type contract are made on denominated amounts that are no greater than forecasted cash flows for salaries and benefits and forecasted net receivables from construction-type contracts according to the Company's budget and on the dates that the cash flows are expected to be paid or received. These transactions are effective and as a result, are recorded as payroll expenses or as cost of revenues, respectively, at the time that the hedged income/expense is recorded. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income (expense) in the period of change.

The Company also entered into forward contracts, to hedge Israeli Treasury Bills denominated in NIS against changes in U.S. dollar/NIS exchange rate fluctuations. These derivative instruments are also designated as cash flow hedges and accordingly are measured in fair value. The Company records the effective portion of any gain or loss in other comprehensive income and then reclassifies amounts from other comprehensive income to financial income (expense) to offset the foreign exchange earnings impact of the hedged available-for-sale securities.

	Notional amount		Fair value
	December 31,		December 31,
	2011	2010	2011	2010

Option contracts to hedge payroll expenses	$73,400	$58,000	$(2,920)	$2,423
Option contracts to hedge future anticipated payments relating to leasehold improvements	3,000	-	(28)	-
Forward contracts to hedge Israeli Treasury Bills	123,501	150,872	9,587	(8,775)

	$199,901	$208,872	$6,639	$(6,352)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2011, the Company expects to reclassify all of the net loss on derivative instruments in the amount of $ 3,172 from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2011 and 2010 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2011	2010
Derivative assets:
Foreign exchange option contracts		$-	$2,425
Foreign exchange forward contracts		9,587	-

		$9,587	$2,425
Derivative liabilities:
Foreign exchange option contracts		$(2,948)	$(2)
Foreign exchange forward contracts		-	(8,775)

		$(2,948)	$(8,777)

Derivative assets	Other receivables and prepaid expenses	$9,587	$2,423
Derivative liabilities	Accrued expenses and other liabilities	$(2,948)	$(8,775)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2011, 2010 and 2009 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2011	2010	2009
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$2,929	$(3,193)	$(1,171)
Foreign exchange forward contracts	10,537	(893)	2,888

	$13,466	(4,086)	$1,717

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2011	2010	2009
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$(1,930)	$(1,127)	$670
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	51	(2,665)
Foreign exchange forward contracts	Financial income	9,902	(39)	-

		$7,972	$(1,115)	$(1,995)

The ineffective portion of the gain (loss) resulting from the change in fair value of a cash flow hedge for the years ended December 31, 2011, 2010 and 2009 amounted to $ 0, $ 38 and $ (30), respectively.